Net Liabilities Assumed and Goodwill Arising (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Jan. 13, 2012 Open Install Inc USD ($)		Jul. 06, 2012 Crossloop Inc USD ($)		Oct. 01, 2012 Avalanche USD ($)		Jan. 04, 2011 Droid Security Ltd USD ($)		May 18, 2011 IMedix Web Technologies Limited USD ($)		Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)		Apr. 19, 2011 Tune Up Software Gmbh Historical USD ($)		Apr. 19, 2011 Tune Up Software Gmbh Fair Value Adjustment USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Oct. 26, 2011 Bsecure USD ($)		Jun. 09, 2010 Walling Data Systems Inc USD ($)
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Net assets					$ 41	[1]			$ 672	[2]																$ 584	[3]	$ 122
Intangible assets					3,265	[4]	600	[5]	3,974	[6]	1,104	[7]	3,634	[8]			17,090	[9]	28	[9]	17,062	[9]	4,741	[10]		4,510	[11]	1,459	[12]
Deferred tax liabilities					(1,216)
Goodwill					3,559	[13]			5,647	[14]	4,782	[15]	3,300	[16]			29,195	[17]			29,195	[17]	1,295	[18]		1,445	[19]	1,404	[20]
Net assets acquired					5,649		600		10,293		5,589		5,672				45,020		(12,314)		57,334		5,438			6,539		2,985
Cash consideration paid					4,049		500		7,450		4,400		3,761				34,430	[21]					5,438			4,799
Deferred purchase consideration					1,600	[22]							1,911	[23]
Business acquisition, cost of acquired entity, purchase price					5,649		600		10,293		5,589		5,672				45,020						5,438		3,900	6,539		2,985
Cash consideration expected to be paid in earn out payments	3,395	[24]	12,835	[24]			100	[25]	2,843	[26]	1,189	[27]			10,590	7,400	10,590	[28]								1,740	[29]
Net liabilities											(297)	[30]	(1,262)	[31]			7,020		17,453		(10,433)		(598)	[32]
Cash and cash equivalents					102						525		600				2,567	[21]	2,567	[21]			669
Trade accounts receivable, net																	829		829
Inventories																	74		74
Prepaid expenses and other current assets																	1,470		826		644
Property and equipment, net					19				162								815		815
Total assets acquired																	52,040		5,139		46,901
Accounts payable																	658		658
Accrued and other liabilities																	1,854		1,854
Deferred revenues																	1,157		14,941		(13,784)					832
Deferred taxes											$ 276		$ 808				$ 3,351				$ 3,351		$ 474

[1]	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
[2]	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
[3]	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
[4]	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
[5]	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.
[6]	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
[7]	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
[8]	Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.
[9]	Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.
[10]	Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[11]	Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[12]	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
[13]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of OpenInstall technology with the Company's existing solutions.
[14]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Avalanche distribution network.
[15]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Droid software with the Company's existing solutions.
[16]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of iMedix software with the Company's existing solutions.
[17]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of TuneUp software with the Company's existing solutions.
[18]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of AVG DACH distribution network.
[19]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Bsecure technology with the Company's existing solutions.
[20]	Goodwill is tax deductible. The goodwill amount resulted primarily from the Company's expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.
[21]	Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
[22]	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.
[23]	The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.
[24]	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.
[25]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.
[26]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.
[27]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[28]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.
[29]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.
[30]	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
[31]	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
[32]	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.